Pensions and Post-Employment Benefits - Additional Information (Detail) £ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure of defined benefit plans [line items]
Costs of defined contribution plans		$ 47		$ 48		$ 50
Projected benefits obligation		2,783		3,033		2,738
increase in the net projected liability		10		10		10
Curtailment gain loss on settlement		$ 1		1		3
Period of settlement of one time settlement obligation		20 years	20 years
Decrease in the net projected liability		$ 196		(180)		(216)
Decrease in the net projected liability		(20)		(18)		11
Top of range [member]
Disclosure of defined benefit plans [line items]
Decrease in the net projected liability		122
Decrease in the net projected liability		20
Post employment healthcare benefits [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 69		$ 78
Other Postretirement Benefits [Member]
Disclosure of defined benefit plans [line items]
Curtailment gain loss on settlement	$ 1
Trinidad Cement Limited [member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation		5.00%		10.50%
Mexico [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 200		$ 216
Medical inflation rates used to determine the projected benefits obligation		7.00%		8.00%
Income from prior period adjustment of retirement benefit				$ 1
Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation		3.80%		6.40%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 1,794		$ 1,925
Medical inflation rates used to determine the projected benefits obligation		6.90%		6.90%
increase in the net projected liability		$ 81
Decrease in the net projected liability		86
Decrease in the net projected liability		12
United States [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		270		$ 305
increase in the net projected liability		81
Decrease in the net projected liability		13
United States [member] | Transition to defined contribution plan [member]
Disclosure of defined benefit plans [line items]
One time settlement obligation incurred due to transition of contribution plans		24
United States And United Kingdom [member] | Multi-employer defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Contribution to the multiemployer plans combined amounts		58		56		64
Estimate of contribution to be made to the plan in the subsequent annual period		59
France [member]
Disclosure of defined benefit plans [line items]
Income from prior period adjustment of retirement benefit				2
Other Countries [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		339		368
Decrease in the net projected liability		23
Germany [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		180		219
increase in the net projected liability		81
CEMEX U.K. [member]
Disclosure of defined benefit plans [line items]
Operating assets		553
Dividends received		$ 30	£ 22.3	29	£ 21.3	$ 27	£ 20.3
Percentage of annual rate		5.00%	5.00%
increase in the net projected liability				$ 54